Other income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other income
Tax refund	¥ 469	¥ 2,660	¥ 3,231	¥ 1,279
Government grants (i)	8,091	8,807	16,663	46,587
Income from depositary bank (ii)	10,433	6,468	6,037	4,274
Other income	¥ 18,993	¥ 17,935	¥ 25,931	¥ 52,140